Common and Preferred Stock Reserved for Future Issuances: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
Common stock reserved for future issuances consisted of the following at September 30, 2015:

Common Stock Reserved
Common stock warrants outstanding	1,375,432

Common stock options outstanding	7,737,952
Conversion of Series A Preferred Stock	16,755,894
Total	25,869,278

Common stock and preferred stock reserved for future issuances consisted of the following at December 31, 2014:

	Common Stock Reserved	Preferred Stock Reserved
Common stock warrants outstanding	286,772	0
Preferred stock warrants outstanding	1,325,000	1,325,000
Common stock options outstanding	7,769,202	0
Conversion of Series A Preferred Stock	21,363,000	0
Total	30,743,974	1,325,000